LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 87.7%	Shares	Value
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	2,925	$402,860

Banks - 8.0%
Cadence Bank	10,270	300,500
Comerica, Inc.	3,935	355,842
Cullen/Frost Bankers, Inc.	2,735	378,551
Zions Bancorp N.A.	5,940	389,427
		1,424,320
Biotechnology - 3.5%
Charles River Laboratories International, Inc. (a)	1,205	342,184
Natera, Inc. (a)	2,480	100,887
Neogen Corp. (a)	5,960	183,806
		626,877
Building Products - 5.1%
Builders FirstSource, Inc. (a)	4,720	304,629
CSW Industrials, Inc.	2,050	241,059
Trex Co., Inc. (a)	2,035	132,947
Zurn Water Solutions Corp.	6,560	232,224
		910,859
Capital Markets - 2.9%
LPL Financial Holdings, Inc.	2,820	515,158

Chemicals - 3.3%
FMC Corp.	2,510	330,240
Quaker Chemical Corp.	1,438	248,501
		578,741
Commercial Services & Supplies - 1.2%
Driven Brands Holdings, Inc. (a)	8,095	212,737

Construction & Engineering - 1.8%
WillScot Mobile Mini Holdings Corp. (a)	8,370	327,518

Construction Materials - 1.9%
Eagle Materials, Inc.	2,690	345,288

Electronic Equipment & Instruments - 1.9%
Trimble, Inc. (a)	4,565	329,319

Food Products - 1.0%
Utz Brands, Inc.	12,450	184,011

Health Care Equipment & Supplies - 1.1%
STAAR Surgical Co. (a)	2,390	190,985

Health Care Providers & Services - 4.6%
Medpace Holdings, Inc. (a)	1,660	271,560
Omnicell, Inc. (a)	1,925	249,268
R1 RCM, Inc. (a)	10,770	288,205
		809,033
Hotels, Restaurants & Leisure - 0.8%
Wingstop, Inc.	1,205	141,407

Insurance - 2.2%
Palomar Holdings, Inc. (a)	6,035	386,180

Internet & Catalog Retail - 0.8%
Magnite, Inc. (a)	11,200	147,952

IT Consulting & Services - 6.4%
Black Knight, Inc. (a)	6,880	398,971
Broadridge Financial Solutions, Inc.	2,775	432,095
Perficient Inc. (a)	2,775	305,500
		1,136,566
Leisure Equipment & Products - 4.8%
Brunswick Corp.	1,735	140,344
Pool Corp.	1,000	422,850
YETI Holdings, Inc. (a)	4,725	283,406
		846,600
Machinery - 3.2%
Enovis Corp. (a)	7,885	313,744
ITT, Inc.	3,470	260,979
		574,723
Marine - 1.9%
Kirby Corp. (a)	4,790	345,790

Media - 1.2%
Cable One, Inc.	150	219,636

Media & Entertainment - 2.0%
Nexstar Media Group, Inc. - Class A	1,840	346,803

Multiline Retail - 0.9%
Five Below, Inc. (a)	1,040	164,705

Oil, Gas & Consumable Fuels - 7.1%
CNX Resources Corp. (a)	21,400	443,408
Diamondback Energy Inc.	2,915	399,588
HF Sinclair Corp. (a)	10,640	424,004
		1,267,000
Personal Products - 1.3%
BellRing Brands, Inc. (a)	9,955	229,761

Pharmaceuticals - 1.9%
Horizon Therapeutics PLC (a)(b)	3,135	329,833

Professional Services - 1.5%
Upwork, Inc. (a)	11,165	259,475

Real Estate Development - 3.3%
FirstService Corp. (b)	2,245	325,256
Newmark Group, Inc. - Class A	15,985	254,481
		579,737
Software - 4.2%
Altair Engineering, Inc. - Class A (a)	3,950	254,380
Nutanix, Inc. - Class A (a)	6,710	179,962
Paylocity Holding Corp. (a)	1,525	313,799
		748,141
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	7,520	296,288
Leslie's, Inc. (a)	19,210	371,906
		668,194
Trading Companies & Distributors - 1.8%
Watsco, Inc.	1,045	318,349

TOTAL COMMON STOCKS
(Cost $12,338,420)		15,568,558

REITS - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Camden Property Trust	1,200	199,440
DigitalBridge Group, Inc. (a)	38,800	279,360
Medical Properties Trust, Inc.	12,035	254,420
		733,220
TOTAL REITS
(Cost $761,635)		733,220

SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 8.2%
Fidelity Investments Money Market Government Portfolio - Class I, 0.12%(c)	365,964	365,964
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.25%(c)	541,123	541,123
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.23%(c)	541,123	541,123
		1,448,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,448,210)		1,448,210

Total Investments - 100.0%		17,749,988
(Cost $14,548,265)
Other Assets in Excess of Liabilities - 0.0%		4,485
TOTAL NET ASSETS - 100.0%		$17,754,473

(a)	Non-income producing security.
(b)	Security is issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.

("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM SMALL-MID CAP EQUITY FUND
Sector Classification
March 31, 2022

Sectors:	% Net Assets

Industrials	18.9%
Financials	13.1%
Information Technology	12.5%
Health Care	11.0%
Consumer Discretionary	10.3%
Money Market Funds	8.2%
Real Estate	7.4%
Energy	7.1%
Materials	5.2%
Communication Services	4.0%
Consumer Staples	2.3%
Other assets in excess of liabilities	0.0%

Fair Value Measurement Summary at March 31, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$15,568,558	$–	$–	$15,568,558
Short-Term Investments	1,448,210	–	–	$1,448,210
REITs	733,220			$733,220
Total Investments	$17,749,988	$–	$–	$17,749,988